Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Land	$ 22,539	$ 23,238
Buildings and building improvements	85,370	88,171
Furniture and equipment	32,117	42,721
Construction in progress	144	55
Premises and equipment, gross	140,170	154,185
Accumulated depreciation	(36,463)	(39,805)
Premises and equipment, net	$ 103,707	$ 114,380